Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 267,816	$ 100,256
Prepaid expenses	96,601	88,212
Total current assets	364,417	188,468
Investments held in Trust Account	63,558,404	290,718,297
Total assets	63,922,821	290,906,765
Current liabilities:
Accounts payable and accrued expenses	6,953,918	4,625,892
Excise tax payable	2,308,378	0
Income taxes payable	0	330,151
Promissory notes to related parties	1,128,630	370,000
Convertible promissory notes – related parties, at fair value	6,381,294	1,409,730
Total current liabilities	16,772,220	6,735,773
Warrant liabilities	39,213,750	12,149,250
Total liabilities	55,985,970	18,885,023
Commitments and Contingencies
Class A common stock subject to possible redemption; 6,104,682 and 28,750,000 shares at redemption value at December 31, 2023 and 2022, respectively ($10.41 and $10.10 at December 31, 2023 and 2022, respectively)	63,519,554	290,347,008
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(55,583,422)	(18,325,985)
Total Stockholders' Deficit	(55,582,703)	(18,325,266)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	63,922,821	290,906,765
Common Class A [Member]
Stockholders' Deficit:
Common Stock, Value	719
Common Class B [Member]
Stockholders' Deficit:
Common Stock, Value		$ 719